Long-Term Prepayments and Other Non-Current Assets	6 Months Ended
Dec. 31, 2021
Long-Term Prepayments and Other Non-Current Assets [Abstract]
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

NOTE 11 – LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

Long-term prepayments and other current assets as of December 31, 2021 and June 30, 2021, consisted of the following:

	December 31, 2021	June 30, 2021
Deposits paid for lease assets	$392,114	$386,991
Deposits paid for land	-	1,547,964
Total	$392,114	$1,934,955